Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA INVESTORS TRUST

VY® Franklin Income Portfolio

(the “Portfolio”)

Supplement dated February 11, 2019

to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class
Prospectus and Summary Prospectus,

each dated May 1, 2018

(the “Prospectus” and collectively the “Prospectuses”)

On January 25, 2019, the Portfolio’s Board of Trustees (the “Board”) approved changes with respect to the Portfolio’s name, sub-adviser, principal investment strategy, portfolio managers, management fee, sub-advisory fee, and expense limits. From March 5, 2019 through the close of business on April 30, 2019, the Portfolio will be in a “transition period” and the transition manager may hold a large portion of the Portfolio’s assets in temporary investments. During this time, the Portfolio may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time. In addition, these transactions will also result in transactional costs, which will be borne by the Portfolio’s investment adviser.

Effective on or about May 1, 2019, the Portfolio’s Prospectuses are revised as follows:

1.	All references to “VY® Franklin Income Portfolio” are hereby deleted and replaced with “Voya Balanced Income Portfolio.”

2.	The section entitled “Annual Portfolio Operating Expenses” in the summary section of the Portfolio’s Prospectuses is deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S	S2
Management Fees	%	0.55	0.55	0.55	0.55
Distribution and/or Shareholder Services (12b-1) Fees	%	0.60	None	0.25	0.40
Other Expenses	%	0.06	0.06	0.06	0.06
Total Annual Portfolio Operating Expenses	%	1.21	0.61	0.86	1.01
Waivers and Reimbursements[2]	%	(0.01)	(0.01)	(0.01)	(0.01)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	%	1.20	0.60	0.85	1.00

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.20%, 0.60%, 0.85%, and 1.00% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2020. This limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s Board.

2.	The table in the section entitled “Expense Example” in the summary section of the Portfolio’s Prospectuses is deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$122	383	664	1,465
I	$61	194	339	761
S	$87	273	476	1,060
S2	$102	321	557	1,235

3.	The section entitled “Principal Investment Strategies” of the Portfolio’s Prospectuses is deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio intends to invest approximately 60% of its assets in debt securities and approximately 40% of its assets in equity securities (“Target Allocation”). The sub-adviser (“Sub-Adviser”) may deviate from the Target Allocation in light of market conditions or to take advantage of particular opportunities. Generally, the deviations fall within the range of +/- 15% relative to the Target Allocation. The Portfolio may be rebalanced periodically to return to the Target Allocation.

The Portfolio may also invest in derivatives, including options, futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and currency forwards, as a substitute for taking a position in an underlying asset, to make tactical asset allocations, to seek to minimize risk, to enhance returns, and/or assist in managing cash.

Debt Portion

The debt portion of the Portfolio (“Debt Portion”) may include investment-grade securities and below investment-grade securities, commonly referred to as “junk bonds.” Investment grade securities would be rated at least BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc. or BBB- by Fitch Ratings or have an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”), or if unrated, would be determined by the Sub-Adviser to be of comparable quality. The Debt Portion may also invest in floating rate loans, and other floating rate debt instruments.

The Debt Portion is not managed relative to an index, instead the Sub-Adviser seeks to produce positive returns across varying market conditions. To seek this goal, the Portfolio has flexibility to invest across a broad range of fixed-income securities and derivatives without regard to a benchmark. The Debt Portion generally maintains a dollar-weighted average duration profile between 0 and 8 years. Duration is the most commonly used measure of risk in debt instruments as it incorporates multiple features of the debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt security to a change in interest rates. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. Conversely, the price of a bond with an average duration of five years would be expected to rise approximately 5% if interest rates drop by 1%.

The Debt instruments may be issued by various U.S. and non-U.S. public or private sector entities (including those located in emerging market countries). Debt instruments may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset- and mortgage-backed securities, preferred stock, bank certificates of deposit, fixed time deposits, bankers’ acceptances and money market instruments, including money market funds denominated in U.S. dollars or other currencies. Floating rate loans and other floating rate debt instruments include floating rate bonds, floating rate notes, floating rate debentures, and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities.

Equity Portion

The equity portion of the Portfolio (“Equity Portion”) includes investments primarily in securities of U.S. and non-U.S. issuers included in either the Russell 1000® Index or the MSCI EAFE® Index (each in “Index” and collectively the “Indices”). The Sub-Adviser seeks to maximize total return of the Equity Portion to the extent consistent with maintaining lower volatility than the Indices. Volatility generally measures how much a fund’s returns have varied over a specified time frame.

The Sub-Adviser uses an internally developed quantitative computer model to create U.S. and non-U.S. target universes of equity securities with above average dividend yields compared to their respective Indices (the Russell 1000® Index in the case of the U.S. target universe and the MSCI EAFE® Index in the case of the non-U.S. target universe), and which the Sub-Adviser believes exhibit stable dividend yields within each industry sector. The model also seeks to exclude from the target universe securities issued by companies that the Sub-Adviser believes exhibit characteristics that indicate they are at risk of reducing or eliminating the dividends paid on their securities. Once the Sub-Adviser creates the target universes, the Sub-Adviser seeks to identify the most attractive securities within each sector by ranking each security relative to other securities within its sector using proprietary fundamental sector-specific models. The Sub-Adviser then uses optimization techniques to seek to achieve the target dividend yields, manage target beta, determine active weights, and neutralize sector exposures in order to create U.S. and non-U.S. equity portfolios that the Sub-Adviser believes will provide the potential for maximum total return consistent with maintaining lower volatility than the Indices. Under certain market conditions, the Equity Portion of the Portfolio will likely earn a lower level of total return than it would in the absence of its strategy of maintaining a relatively low level of volatility.

The Portfolio may invest in real estate-related securities, including real estate investment trusts.

In managing both the Debt and Equity Portions, the Portfolio may also invest up to 35% of its net assets in other investment companies that may or may not be affiliated with the investment adviser, including exchange-traded funds, to gain exposure to high yield bonds, emerging markets debt, and other securities to make tactical asset allocations, minimize risk, and assist in managing risk.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33⅓% of its total assets.

4.	The section entitled “Principal Risks” of the Portfolio’s Prospectuses is hereby revised to delete the following risks: “Focused Investing,” “Foreign Investments,” “Growth Investing,” “Over-the-Counter Investments,” “Value Investing,” and “Zero-Coupon Bonds and Pay-in-Kind Securities.”

5.	The section entitled “Principal Risks” of the Portfolio’s Prospectuses is hereby revised to include the following risks:

Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Portfolio.

Credit Default Swaps: The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Portfolio will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Portfolio to new kinds of costs and risks. In addition, credit default swaps expose the Portfolio to the risk of improper valuation.

Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Portfolio will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Portfolio through another financial institution, or the Portfolio relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Portfolio may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Portfolio to meet its redemption obligations. It may also limit the ability of the Portfolio to repay debt, pay dividends, or to take advantage of new investment opportunities.

Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Volatility management techniques may not always be successful in reducing volatility, may not protect against market declines, and may limit the Portfolio’s participation in market gains, negatively impacting performance even during periods when the market is rising. During sudden or significant market rallies, such underperformance may be significant. Moreover, volatility management strategies may increase portfolio transaction costs, which may increase losses or reduce gains. The Portfolio’s volatility may not be lower than that of the Index during all market cycles due to market factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

Sovereign Debt: These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

6.	The following paragraph is included in the section entitled “Performance Information” of the Portfolio’s Prospectus:

The Portfolio’s performance prior to May 1, 2019 reflects returns achieved pursuant to different principal investment strategies. If the Portfolio’s current sub-adviser and strategies had been in place for the prior periods, the performance information shown would have been different.

Voya Balanced Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA INVESTORS TRUST

VY® Franklin Income Portfolio

(the “Portfolio”)

Supplement dated February 11, 2019

to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class
Prospectus and Summary Prospectus,

each dated May 1, 2018

(the “Prospectus” and collectively the “Prospectuses”)

On January 25, 2019, the Portfolio’s Board of Trustees (the “Board”) approved changes with respect to the Portfolio’s name, sub-adviser, principal investment strategy, portfolio managers, management fee, sub-advisory fee, and expense limits. From March 5, 2019 through the close of business on April 30, 2019, the Portfolio will be in a “transition period” and the transition manager may hold a large portion of the Portfolio’s assets in temporary investments. During this time, the Portfolio may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time. In addition, these transactions will also result in transactional costs, which will be borne by the Portfolio’s investment adviser.

Effective on or about May 1, 2019, the Portfolio’s Prospectuses are revised as follows:

1.	All references to “VY® Franklin Income Portfolio” are hereby deleted and replaced with “Voya Balanced Income Portfolio.”

2.	The section entitled “Annual Portfolio Operating Expenses” in the summary section of the Portfolio’s Prospectuses is deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S	S2
Management Fees	%	0.55	0.55	0.55	0.55
Distribution and/or Shareholder Services (12b-1) Fees	%	0.60	None	0.25	0.40
Other Expenses	%	0.06	0.06	0.06	0.06
Total Annual Portfolio Operating Expenses	%	1.21	0.61	0.86	1.01
Waivers and Reimbursements[2]	%	(0.01)	(0.01)	(0.01)	(0.01)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	%	1.20	0.60	0.85	1.00

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.20%, 0.60%, 0.85%, and 1.00% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2020. This limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s Board.

2.	The table in the section entitled “Expense Example” in the summary section of the Portfolio’s Prospectuses is deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$122	383	664	1,465
I	$61	194	339	761
S	$87	273	476	1,060
S2	$102	321	557	1,235

3.	The section entitled “Principal Investment Strategies” of the Portfolio’s Prospectuses is deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio intends to invest approximately 60% of its assets in debt securities and approximately 40% of its assets in equity securities (“Target Allocation”). The sub-adviser (“Sub-Adviser”) may deviate from the Target Allocation in light of market conditions or to take advantage of particular opportunities. Generally, the deviations fall within the range of +/- 15% relative to the Target Allocation. The Portfolio may be rebalanced periodically to return to the Target Allocation.

The Portfolio may also invest in derivatives, including options, futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and currency forwards, as a substitute for taking a position in an underlying asset, to make tactical asset allocations, to seek to minimize risk, to enhance returns, and/or assist in managing cash.

Debt Portion

The debt portion of the Portfolio (“Debt Portion”) may include investment-grade securities and below investment-grade securities, commonly referred to as “junk bonds.” Investment grade securities would be rated at least BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc. or BBB- by Fitch Ratings or have an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”), or if unrated, would be determined by the Sub-Adviser to be of comparable quality. The Debt Portion may also invest in floating rate loans, and other floating rate debt instruments.

The Debt Portion is not managed relative to an index, instead the Sub-Adviser seeks to produce positive returns across varying market conditions. To seek this goal, the Portfolio has flexibility to invest across a broad range of fixed-income securities and derivatives without regard to a benchmark. The Debt Portion generally maintains a dollar-weighted average duration profile between 0 and 8 years. Duration is the most commonly used measure of risk in debt instruments as it incorporates multiple features of the debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt security to a change in interest rates. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. Conversely, the price of a bond with an average duration of five years would be expected to rise approximately 5% if interest rates drop by 1%.

The Debt instruments may be issued by various U.S. and non-U.S. public or private sector entities (including those located in emerging market countries). Debt instruments may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset- and mortgage-backed securities, preferred stock, bank certificates of deposit, fixed time deposits, bankers’ acceptances and money market instruments, including money market funds denominated in U.S. dollars or other currencies. Floating rate loans and other floating rate debt instruments include floating rate bonds, floating rate notes, floating rate debentures, and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities.

Equity Portion

The equity portion of the Portfolio (“Equity Portion”) includes investments primarily in securities of U.S. and non-U.S. issuers included in either the Russell 1000® Index or the MSCI EAFE® Index (each in “Index” and collectively the “Indices”). The Sub-Adviser seeks to maximize total return of the Equity Portion to the extent consistent with maintaining lower volatility than the Indices. Volatility generally measures how much a fund’s returns have varied over a specified time frame.

The Sub-Adviser uses an internally developed quantitative computer model to create U.S. and non-U.S. target universes of equity securities with above average dividend yields compared to their respective Indices (the Russell 1000® Index in the case of the U.S. target universe and the MSCI EAFE® Index in the case of the non-U.S. target universe), and which the Sub-Adviser believes exhibit stable dividend yields within each industry sector. The model also seeks to exclude from the target universe securities issued by companies that the Sub-Adviser believes exhibit characteristics that indicate they are at risk of reducing or eliminating the dividends paid on their securities. Once the Sub-Adviser creates the target universes, the Sub-Adviser seeks to identify the most attractive securities within each sector by ranking each security relative to other securities within its sector using proprietary fundamental sector-specific models. The Sub-Adviser then uses optimization techniques to seek to achieve the target dividend yields, manage target beta, determine active weights, and neutralize sector exposures in order to create U.S. and non-U.S. equity portfolios that the Sub-Adviser believes will provide the potential for maximum total return consistent with maintaining lower volatility than the Indices. Under certain market conditions, the Equity Portion of the Portfolio will likely earn a lower level of total return than it would in the absence of its strategy of maintaining a relatively low level of volatility.

The Portfolio may invest in real estate-related securities, including real estate investment trusts.

In managing both the Debt and Equity Portions, the Portfolio may also invest up to 35% of its net assets in other investment companies that may or may not be affiliated with the investment adviser, including exchange-traded funds, to gain exposure to high yield bonds, emerging markets debt, and other securities to make tactical asset allocations, minimize risk, and assist in managing risk.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33⅓% of its total assets.

4.	The section entitled “Principal Risks” of the Portfolio’s Prospectuses is hereby revised to delete the following risks: “Focused Investing,” “Foreign Investments,” “Growth Investing,” “Over-the-Counter Investments,” “Value Investing,” and “Zero-Coupon Bonds and Pay-in-Kind Securities.”

5.	The section entitled “Principal Risks” of the Portfolio’s Prospectuses is hereby revised to include the following risks:

Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Portfolio.

Credit Default Swaps: The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Portfolio will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Portfolio to new kinds of costs and risks. In addition, credit default swaps expose the Portfolio to the risk of improper valuation.

Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Portfolio will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Portfolio through another financial institution, or the Portfolio relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Portfolio may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Portfolio to meet its redemption obligations. It may also limit the ability of the Portfolio to repay debt, pay dividends, or to take advantage of new investment opportunities.

Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Volatility management techniques may not always be successful in reducing volatility, may not protect against market declines, and may limit the Portfolio’s participation in market gains, negatively impacting performance even during periods when the market is rising. During sudden or significant market rallies, such underperformance may be significant. Moreover, volatility management strategies may increase portfolio transaction costs, which may increase losses or reduce gains. The Portfolio’s volatility may not be lower than that of the Index during all market cycles due to market factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

Sovereign Debt: These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

6.	The following paragraph is included in the section entitled “Performance Information” of the Portfolio’s Prospectus:

The Portfolio’s performance prior to May 1, 2019 reflects returns achieved pursuant to different principal investment strategies. If the Portfolio’s current sub-adviser and strategies had been in place for the prior periods, the performance information shown would have been different.